Summary of principal accounting policies (Tables)	6 Months Ended
Jun. 30, 2023
Accounting Policies [Abstract]
Schedule of Straight-line Method Over Estimated Useful Lives
Equipment	2-6 years
Vehicless	2-6 years

Summary on exchange Rates Applied

The exchange rates applied are as follows:

Balance sheet items, except for equity accounts	June 30, 2023	December 31, 2022
RMB:USD	7.2258	6.8979
HKD:USD	7.8322	7.7990

Items in the statements of operations and comprehensive loss, and statements cash flows:

	June 30, 2023	June 30, 2022
RMB:USD	6.9291	6.4783
HKD:USD	7.8392	7.8257